Document and Entity Information	Sep. 03, 2019
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL INC.
Amendment Flag	false
Entity Central Index Key	0001618756
Entity Incorporation, State or Country Code	Z4
Entity File Number	001-36786
Entity Tax Identification Number	98-1202754
Entity Address, Address Line One	130 King Street West, Suite 300
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5X 1E1
City Area Code	905
Local Phone Number	845-6511
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	QSR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Restaurant Brands International Limited Partnership [Member]
Document Information [Line Items]
Entity Registrant Name	RESTAURANT BRANDS INTERNATIONAL LIMITED PARTNERSHIP
Entity Central Index Key	0001618755
Entity Incorporation, State or Country Code	A6
Entity File Number	001-36787
Entity Tax Identification Number	98-1206431